Subsequent events - Narrative (Details)											12 Months Ended
	Dec. 27, 2024 $ / shares	Sep. 27, 2024 $ / shares	Jun. 28, 2024 $ / shares	Mar. 28, 2024 $ / shares	Mar. 12, 2024 period $ / shares	Dec. 27, 2023 $ / shares	Sep. 28, 2023 $ / shares	Jun. 28, 2023 $ / shares	Mar. 30, 2023 $ / shares	Mar. 14, 2023 installment $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
Subsequent Event [Line Items]
Dividends declared (in dollars per share)										$ 0.19
Common stock, dividends, number of payment installments | installment										4
Dividends to be paid (in dollars per share)						$ 0.04	$ 0.05	$ 0.05	$ 0.05		$ 0.19	$ 0.15
Subsequent event
Subsequent Event [Line Items]
Dividends declared (in dollars per share)					$ 0.24
Common stock, dividends, number of payment installments | period					4
Dividends to be paid (in dollars per share)				$ 0.06
Scenario, forecast
Subsequent Event [Line Items]
Dividends to be paid (in dollars per share)	$ 0.06	$ 0.06	$ 0.06